CASH FLOW INFORMATION (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
(Increase) / Decrease in other receivables and assets and inventories (non-current)	$ (57,017)	$ 124	$ 9,717
Increase in other receivables and assets (current)	(3,305)	(6,117)	1,628
(Increase) in other liabilities (current and non-current)	(9,842)	(15,574)	(11,116)
Total	$ (70,164)	$ (21,567)	$ 229